Derivatives (Fair Value Hedges) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivatives Gains (Losses) Recognized for Derivatives	$ 21	$ 42	$ 23
Net Derivatives Gains (Losses) Recognized for Hedged Items	(17)	(29)	3
Ineffectiveness Recognized in Net Derivatives Gains (Losses)	(4)	(13)	(26)
Interest rate swaps [Member] | Fixed maturity securities [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivatives Gains (Losses) Recognized for Derivatives	(7)	3	7
Net Derivatives Gains (Losses) Recognized for Hedged Items	9	(1)	(5)
Ineffectiveness Recognized in Net Derivatives Gains (Losses)	(2)	(2)	(2)
Interest rate swaps [Member] | Policyholder account balances [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivatives Gains (Losses) Recognized for Derivatives	30	10	(36)
Net Derivatives Gains (Losses) Recognized for Hedged Items	(28)	(8)	38
Ineffectiveness Recognized in Net Derivatives Gains (Losses)	(2)	(2)	(2)
Foreign currency swaps [Member] | Foreign-denominated policyholder account balances [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivatives Gains (Losses) Recognized for Derivatives	(2)	29	52
Net Derivatives Gains (Losses) Recognized for Hedged Items	2	(20)	(30)
Ineffectiveness Recognized in Net Derivatives Gains (Losses)	$ 0	$ (9)	$ (22)